Other gains, net - Summary of Other (Losses), Net (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Other gains (losses), net [Abstract]
Gain from the re-measurement of the previously held equity interests to the fair value in the step acquisitions				¥ 127
Foreign exchange losses, net		¥ 2,679		5,322	¥ (2,867)
Gain on disposal of other debts					6,846
Reimbursement from a depositary bank				1,482	6,556
Investment loss		(178)		(622)	0
Gain on disposal of a subsidiary	¥ 3,600	3,597	$ 524
Others		(939)		(289)	797
Total		¥ 5,159		¥ 6,020	¥ 11,332